Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 6,162,402	$ 1,412,042
Cost of Revenues	6,354,502	1,884,793
Gross Loss	(192,100)	(472,751)
Operating Expenses (including stock based compensation expense of $349,072 and $430,084 for the years ended December 31, 2018 and 2017, respectively)	2,337,446	2,227,645
Loss From Operations	(2,529,546)	(2,700,396)
Other Income (Expense)
Other Income	3,729	1,762
Gain on sale of Fixed Assets	16,260	0
Gain on Debt Settlement, net	0	25,524
Interest Expense	(1,089,223)	(474,601)
Gain on debt extinguishment	0	107,081
Total Other Income (Expense)	(1,069,234)	(340,234)
Loss Before Tax Expense	(3,598,780)	(3,040,630)
Tax Expense	0	800
Net Loss	$ (3,598,780)	$ (3,041,430)
Net Loss Per Share- Basic and Diluted	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding - Basic and Diluted	144,564,006	127,470,749